Provisions - Parenthetical Information Note 29 Provisions (Detail: Text Values) - EUR (€) € in Billions	Jun. 30, 2019	Dec. 31, 2018
Civil litigation matters [Abstract]
Provisions	€ 0.7	€ 0.7
Aggregate future loss, more than remote but less than probable	2.0	2.5
Regulatory enforcement matters [Abstract]
Provisions	0.5	0.5
Aggregate future loss, more than remote but less than probable	€ 0.2	€ 0.2